UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7920

High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: September 30

Date of reporting period: July 1, 2003–June 30, 2004

Item 1. Proxy Voting Record

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ICA File Number: 811-07920
Reporting Period: 07/01/2003 - 06/30/2004
High Income Opportunity Fund Inc.

====================== HIGH INCOME OPPORTUNITY FUND INC. =======================

AIRGATE PCS, INC.

Ticker:       PCSA           Security ID:  009367301
Meeting Date: APR 8, 2004    Meeting Type: Annual
Record Date:  FEB 27, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Robert A. Ferchat         For       For        Management
1.2   Elect  Director Max D. Hopper             For       For        Management

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ALAMOSA HOLDINGS, INC.

Ticker:       APCS           Security ID:  011589207
Meeting Date: JUN 2, 2004    Meeting Type: Annual
Record Date:  APR 16, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Ray M. Clapp, Jr.         For       For        Management
1.2   Elect  Director John F. Otto, Jr.         For       For        Management
1.3   Elect  Director Jimmy R. White            For       For        Management
2     Amend Employee Stock Purchase Plan        For       For        Management
3     Ratify Auditors                           For       For        Management

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CROWN CASTLE INTERNATIONAL CORP.

Ticker:       CCI            Security ID:  228227104
Meeting Date: MAY 26, 2004   Meeting Type: Annual
Record Date:  APR 1, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Randall A. Hack           For       For        Management
1.2   Elect  Director Edward C. Hutcheson, Jr.  For       For        Management
1.3   Elect  Director J. Landis Martin          For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Ratify Auditors                           For       For        Management
4     Implement MacBride Principles             Against   Against    Shareholder

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MCLEODUSA INC.

Ticker:       MCLDQ          Security ID:  582266706
Meeting Date: MAY 21, 2004   Meeting Type: Annual
Record Date:  MAR 25, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Thomas M. Collins         For       For        Management
1.2   Elect  Director Chris A. Davis            For       For        Management
2     Ratify Auditors                           For       For        Management

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunity Fund Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman, President and Chief Executive Officer of

High Income Opportunity Fund Inc.

Date: August 31, 2004